Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost of sales [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge expense	$ 2,100,000
Research and Development [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge expense	700,000
Intangible Assets With Finite Lived [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	2,800,000	$ 4,000,000
Intangible assets with indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ 0